Interest and Other Income - Summary of Interest and Other Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest and other income [abstract]
Interest income	¥ 10,934	¥ 11,447	¥ 10,065
Net gains on hold/disposal of financial assets	5,795	2,894	5,495
Interest and other income	¥ 16,729	¥ 14,341	¥ 15,560